August 8, 1997



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Transamerica Life Insurance and Annuity Company and Transamerica Life Separate Account VA-1 (File No. 33-10914)

Dear Commissioner:

On behalf of Transamerica Life Insurance and Annuity Company and Transamerica Life Separate Account VA-1 ("separate account"), incorporated by reference is the semi-annual report of the underlying fund, American Funds' American Variable Insurance Series for filing with the Securities and Exchange Commission, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 ("Act").

         Filer:            American Legacy I and II
         File #:           811-03857
         Accession #:      7295289724
         CIK #:            729528
         Filing Date:      August 8, 1997

         Filer:            American Legacy III
         File #:           811-03857
         Accession #:      7295289723
         CIK #:            729528
         Filing Date:      August 8, 1997

This semi-annual report is for the period ending May 31, 1997, and has been transmitted to contract holders in accordance with Rule 30d-2 under the Act.

If you have any questions regarding this filing, please contact the undersigned at (213) 742- 3126.

Very truly yours,



Susan Vivino
Paralegal

cc:      R. Fink


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